Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Organization Aircraft Contract	Dec. 31, 2020 USD ($)
Commitments and contingencies [line items]
Number of company's employees | Aircraft	532
Percentage of employees unionized	33.08%
Collective bargaining agreements terms	2 years
Number of employees | Aircraft	532
Debt including current maturities	$ 1,425,633,000	$ 1,163,900,000
Panama Tax Authority
Commitments and contingencies [line items]
Duration of statute of limiatation for income tax	3 years
Duration of statute of limiatation for dividend tax	15 years
Unsecured Credit Facilities [Member] | Covid 19 Member [Member]
Commitments and contingencies [line items]
Debt including current maturities	$ 225,000,000.0
Line of Credit, Current Borrowings drawn amount	50,000,000.0
Secured Credit Facilities [Member] | Covid 19 Member [Member]
Commitments and contingencies [line items]
Debt including current maturities	$ 120,000,000.0
Labor unions [member]
Commitments and contingencies [line items]
Number of company's employees	6,127
Percentage of employees unionized	65.80%
Number of union organizations | Organization	8
Number of employees	6,127
Labor unions [member] | Panama [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	5
Collective bargaining agreements terms	4 years
Labor unions [member] | Colombia [member]
Commitments and contingencies [line items]
Number of union organizations | Organization	3
Labor unions [member] | Top of range [member] | Colombia [member]
Commitments and contingencies [line items]
Collective bargaining agreements terms	3 years
Purchase contracts [member] | Boeing Company [member]
Commitments and contingencies [line items]
Predelivery Deposits	$ 469,400,000	410,900,000
Purchase contracts [member] | Later than one year and not later than six years [member]
Commitments and contingencies [line items]
Number of purchase contracts subscribed | Contract	66
Lines of credit for working capital and letters of credit [member]
Commitments and contingencies [line items]
Unutilized committed credit facilities	$ 295,000.0	305,000,000.0
Letters of credit	$ 20,200,000	$ 44,300,000